Segmental analysis	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Segmental analysis
2. Segmental analysis

This note sets out the financial performance for the year split into the different parts of the business (operating segments). The performance of these operating segments is monitored and managed on a day-to-day basis. Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and assesses the profitability of operations principally on the basis of a profit measure that excludes certain income and expenses. We call that measure ‘adjusted profit’. Adjusted profit excludes exceptional items and remeasurements (as defined in note 5) and is used by management to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. As a matter of course, the Board also considers profitability by segment, excluding the effects of timing and major storms. However, the measure of profit disclosed in this note is operating profit before exceptional items and remeasurements, as this is the measure that is most consistent with the IFRS results reported within these financial statements.

In the year ended 31 March 2023, the National Grid Ventures (NGV) operating segment met the quantitative thresholds set out in IFRS 8 to be identified as the Group’s sixth separate reportable segment. Accordingly, the Group’s operating segments have been modified and the data relating to previous periods has been restated to reflect this change. The results of our six principal businesses are reported to the Board of Directors and are accordingly treated as reportable operating segments. All other operating segments are reported to the Board of Directors on an aggregated basis. The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales.
UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
UK Electricity System Operator	The Great Britain system operator. As announced in April 2022, the entirety of the UK Electricity System Operator is expected to transfer out of the Group to become part an independent system operator public body, following the Future System Operator (FSO) consultation. The FSO is subject to legislative approval and accordingly the held for sale criteria have not been met as at 31 March 2023.
New England	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New England.
New York	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York.
National Grid Ventures	Comprises all commercial operations in LNG at the Isle of Grain in the UK, our electricity generation business in the US, our electricity interconnectors in the UK and our investment in National Grid Renewables Development LLC, our renewables business in the US. NGV operates outside our regulated core business.
Other activities that do not form part of any of the segments in the above table primarily relate to our UK property business together with insurance and corporate activities in the UK and US and the Group’s investments in technology and innovation companies through National Grid Partners.
(a) Revenue
Revenue primarily represents the sales value derived from the generation, transmission and distribution of energy, together with the sales value derived from the provision of other services to customers. Refer to note 3 for further details.
Sales between operating segments are priced considering the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.

	2023			2022[1]			2021[1]
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	1,987	(41)	1,946	2,035	(7)	2,028	1,974	(10)	1,964
UK Electricity Distribution	2,045	(12)	2,033	1,482	(14)	1,468	—	—	—
UK Electricity System Operator	4,690	(31)	4,659	3,455	(18)	3,437	2,018	—	2,018
New England	4,427	—	4,427	4,550	—	4,550	4,214	—	4,214
New York	6,994	—	6,994	5,561	—	5,561	4,605	—	4,605
National Grid Ventures	1,341	(58)	1,283	1,024	—	1,024	786	—	786
Other	317	—	317	381	—	381	78	—	78
Total revenue from continuing operations	21,801	(142)	21,659	18,488	(39)	18,449	13,675	(10)	13,665

Split by geographical areas – continuing operations:
UK			9,611			7,803			4,368
US			12,048			10,646			9,297
Total revenue from continuing operations			21,659			18,449			13,665
1.Comparative amounts have been re-presented to reflect NGV as a separate operating segment.
2. Segmental analysis continued
(b) Operating profit
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			Exceptional items and remeasurements			After exceptional items and remeasurements
	2023	2022[1]	2021[1]	2023	2022[1]	2021[1]	2023	2022[1]	2021[1]
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	995	1,067	1,094	(2)	(12)	(14)	993	1,055	1,080
UK Electricity Distribution	1,091	909	—	(22)	—	—	1,069	909	—
UK Electricity System Operator	238	7	(60)	(1)	(2)	7	237	5	(53)
New England	708	743	611	424	21	3	1,132	764	614
New York	741	780	665	(200)	315	30	541	1,095	695
National Grid Ventures	490	286	185	467	(3)	(4)	957	283	181
Other	31	21	(68)	(81)	239	(48)	(50)	260	(116)
Total operating profit from continuing operations	4,294	3,813	2,427	585	558	(26)	4,879	4,371	2,401

Split by geographical area – continuing operations:
UK	2,825	2,234	1,113	26	224	(57)	2,851	2,458	1,056
US	1,469	1,579	1,314	559	334	31	2,028	1,913	1,345
Total operating profit from continuing operations	4,294	3,813	2,427	585	558	(26)	4,879	4,371	2,401
1.Comparative amounts have been re-presented to reflect NGV as a separate operating segment.

	Before exceptional items and remeasurements			Exceptional items and remeasurements			After exceptional items and remeasurements
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	4,294	3,813	2,427	585	558	(26)	4,879	4,371	2,401
Share of post-tax results of joint ventures and associates	190	148	66	(19)	(56)	(8)	171	92	58
Finance income	166	65	35	(28)	(15)	23	138	50	58
Finance costs	(1,680)	(1,146)	(900)	82	74	47	(1,598)	(1,072)	(853)
Profit before tax from continuing operations	2,970	2,880	1,628	620	561	36	3,590	3,441	1,664
(c) Capital expenditure
Capital expenditure represents additions to property, plant and equipment and non-current intangibles but excludes additional investments in and loans to joint ventures and associates.

	Net book value of property, plant and equipment and other intangible assets			Capital expenditure			Depreciation, amortisation and impairment
	2023	2022[1]	2021[1]	2023	2022[1]	2021[1]	2023	2022[1]	2021[1]
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	15,483	14,678	14,000	1,303	1,195	984	(484)	(508)	(460)
UK Electricity Distribution	13,462	12,522	—	1,220	899	—	(223)	(158)	—
UK Electricity System Operator	411	404	379	108	108	88	(101)	(83)	(47)
New England	13,406	11,485	10,165	1,624	1,561	1,437	(393)	(364)	(389)
New York	21,730	18,676	16,467	2,454	1,960	1,738	(620)	(537)	(453)
National Grid Ventures	3,507	3,009	2,693	709	452	451	(149)	(156)	(116)
Other	38	30	57	13	10	29	(14)	(24)	(20)
Total	68,037	60,804	43,761	7,431	6,185	4,727	(1,984)	(1,830)	(1,485)

Split by geographical area – continuing operations:
UK	32,343	30,131	16,627	3,259	2,546	1,504	(921)	(879)	(596)
US	35,694	30,673	27,134	4,172	3,639	3,223	(1,063)	(951)	(889)
Total	68,037	60,804	43,761	7,431	6,185	4,727	(1,984)	(1,830)	(1,485)

Asset type:
Property, plant and equipment	64,433	57,532	42,424	6,853	5,714	4,335	(1,700)	(1,544)	(1,317)
Non-current intangible assets	3,604	3,272	1,337	578	471	392	(284)	(286)	(168)
Total	68,037	60,804	43,761	7,431	6,185	4,727	(1,984)	(1,830)	(1,485)
1.Comparative amounts have been re-presented to reflect NGV as a separate operating segment.